Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) facility	Sep. 30, 2022 facility	Dec. 31, 2024 USD ($) customer facility	Dec. 31, 2023 USD ($) customer facility	Dec. 31, 2022 USD ($) facility customer
Service Revenue
Foreign exchange losses			$ 600	$ 200	$ 1,000
Research and development expense, amount reimbursed as a reduction to costs	$ 300		300
Reimbursed amount			$ 400	$ 400	$ 0
Number Of Leased Facilities | facility	2	2	2	2	2
Cloud computing costs, capitalized	$ 1,200		$ 1,200
Total revenues			$ 137,421	$ 122,368	$ 105,522
Expected dividend yield (as a percent)			0.00%
Advertising Expense			$ 500	$ 300	$ 300
Customers outside the United States | Accounts Receivable | Customer Concentration Risk
Service Revenue
Revenue as a percentage of total revenue			40.00%	38.00%
One customer | Accounts Receivable | Customer Concentration Risk
Service Revenue
Number of customers | customer				1
Revenue as a percentage of total revenue				10.00%
Total revenues				$ 3,600
One customer | Revenue Benchmark | Customer Concentration Risk
Service Revenue
Number of customers | customer				1	1
Revenue as a percentage of total revenue				10.00%	10.00%
Total revenues				$ 14,000	$ 13,700
Customer | Accounts Receivable | Customer Concentration Risk
Service Revenue
Number of customers | customer			0
Revenue as a percentage of total revenue			10.00%
Customer | Revenue Benchmark | Customer Concentration Risk
Service Revenue
Number of customers | customer			0
Revenue as a percentage of total revenue			10.00%
Minimum
Service Revenue
Period of payment			30 days
Maximum
Service Revenue
Period of payment			45 days